RELATED PARTY TRANSACTIONS (Details)		12 Months Ended
	Aug. 19, 2015 item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
RELATED PARTY TRANSACTIONS
Number of new classes of units offered by the Fund | item	3
Class A
RELATED PARTY TRANSACTIONS
Management fees (as a percent)		1.50%
Class C
RELATED PARTY TRANSACTIONS
Management fees (as a percent)		2.50%
Class I
RELATED PARTY TRANSACTIONS
Management fees (as a percent)		1.10%
Class AA
RELATED PARTY TRANSACTIONS
Management fees (as a percent)		2.50%
Class II
RELATED PARTY TRANSACTIONS
Management fees (as a percent)		1.35%
Class MM
RELATED PARTY TRANSACTIONS
Management fees (as a percent)		0.60%
Financial Data Services, Inc.
RELATED PARTY TRANSACTIONS
Fees allocated to Fund | $		$ 0	$ 36,363	$ 47,679
Financial Data Services, Inc. | Minimum
RELATED PARTY TRANSACTIONS
Fee rate per year as a percentage of aggregate net assets (as a percent)		0.016%
Financial Data Services, Inc. | Maximum
RELATED PARTY TRANSACTIONS
Fee rate per year as a percentage of aggregate net assets (as a percent)		0.02%